ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accumulated Other Comprehensive Income
Balance at beginning of the year	¥ 4,138,115
Balance at end of the year	3,920,912	$ 563,204	¥ 4,138,115
Reclassifications out of accumulated other comprehensive income to net loss	0		0	¥ 0
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at beginning of the year	123,923		12,333	146,100
Balance at end of the year	163,196	$ 23,442	123,923	12,333
Foreign currency translation adjustments
Accumulated Other Comprehensive Income
Other comprehensive (loss)/income, net of tax	39,273		111,590	(133,767)
Other comprehensive income, tax	¥ 0		¥ 0	¥ 0